Principal Accounting Policies - Sales and Marketing Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales and marketing expenses
Total advertising and marketing costs	$ 13,637	$ 6,300	$ 10,374